Document and Entity Information	Oct. 28, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2022
Entity File Number	001-39939
Entity Registrant Name	FORTISTAR SUSTAINABLE SOLUTIONS CORP.
Entity Central Index Key	0001822862
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2693583
Entity Address, Address Line One	One North Lexington Avenue
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	914
Local Phone Number	421-4900
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units
Trading Symbol	FSSIU
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	FSSI
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	FSSIW
Security Exchange Name	NASDAQ